Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Financial assets
Cash and cash equivalents	$ 235,446	$ 191,162	$ 192,683	$ 131,764	$ 126,676	$ 103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,034		5,429
Long-term investments - warrants held	2,492		3,637
Convertible note receivable	15,979		11,353
Long-term investments - common shares held	83,887	$ 83,836	196,241	$ 262,371	$ 156,973	$ 309,757
Trade receivables from sales of cobalt	7,177
Total financial assets	351,591		410,610
Financial liabilities
Accounts payable and accrued liabilities	12,781		13,023
Bank debt	0		195,000
Pension liability	2,133		1,670
Total financial liabilities	14,914		209,693
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	235,446		192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,034		5,429
Long-term investments - warrants held	2,492		3,637
Convertible note receivable	15,979		11,353
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	83,887		196,241
Financial assets at amortized cost, category [member]
Financial assets
Non-revolving term loan	835		813
Trade receivables from sales of cobalt	7,177		0
Other accounts receivable	1,741		454
Financial liabilities at amortized cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	12,781		13,023
Bank debt	0		195,000
Pension liability	$ 2,133		$ 1,670